UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3518

Fidelity Newbury Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Tax-Exempt Money Market Fund

January 31, 2018

DTE-QTLY-0318
1.813077.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 24.7%
	Principal Amount (000s)	Value (000s)
Alabama - 2.0%
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 1.12% 2/7/18, LOC Bayerische Landesbank, VRDN (a)	$33,391	$33,391
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.28% 2/7/18, VRDN (a)	9,000	9,000
Tuscaloosa County Indl. Dev. Gulf Opportunity:
(Hunt Refining Co. Proj.) Series 2008 A, 1.17% 2/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000	5,000
(Hunt Refining Proj.):
Series 2011 A, 1.07% 2/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,900	2,900
Series 2011 B, 1.17% 2/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,700	5,700
Series 2011 F, 1.17% 2/7/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,100	5,100
Series 2012 A, 1.17% 2/7/18, LOC JPMorgan Chase Bank, VRDN (a)	13,000	13,000
West Jefferson Indl. Dev. Series 2008, 1.28% 2/7/18, VRDN (a)	7,100	7,100
		81,191
Alaska - 0.8%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.15% 2/7/18, VRDN (a)	12,300	12,300
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.16% 2/7/18, VRDN (a)	1,700	1,700
Series 1994 C, 1.2% 2/7/18, VRDN (a)	10,200	10,200
Series 2002, 1.15% 2/7/18, VRDN (a)	9,300	9,300
		33,500
Arizona - 1.2%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 1.13% 2/7/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	45,300	45,300
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.19% 2/7/18, VRDN (a)	6,125	6,125
		51,425
Colorado - 0.3%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 1.24% 2/7/18, LOC Wells Fargo Bank NA, VRDN (a)	1,955	1,955
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.18% 2/7/18, LOC JPMorgan Chase Bank, VRDN (a)	4,900	4,900
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 1.24% 2/7/18, LOC Wells Fargo Bank NA, VRDN (a)	5,695	5,695
		12,550
Connecticut - 1.1%
Connecticut Gen. Oblig. Series 2016 C, 1.23% 2/7/18 (Liquidity Facility Bank of America NA), VRDN (a)	35,185	35,185
Connecticut Hsg. Fin. Auth.:
(Ct Gen. Hsg. 9/27/72 Proj.) 2017 Subseries A-3, 1.17% 2/7/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,850	1,850
Series E 3, 1.16% 2/7/18 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,100	7,100
		44,135
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 1.16% 2/7/18, VRDN (a)	3,500	3,500
District Of Columbia - 0.2%
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 1.19% 2/7/18, LOC Freddie Mac, VRDN (a)	6,365	6,365
Florida - 0.3%
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 B, 1.16% 2/7/18, LOC MUFG Union Bank NA, VRDN (a)	14,200	14,200
Georgia - 1.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 1.16% 2/1/18, VRDN (a)	13,105	13,105
First Series 2009, 1.16% 2/1/18, VRDN (a)	14,525	14,525
Second Series 1995, 1.16% 2/1/18, VRDN (a)	17,000	17,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 1.16% 2/1/18, VRDN (a)	8,400	8,400
Effingham County Indl. Dev. Auth. Poll Cont. 1.18% 2/1/18, VRDN (a)	1,500	1,500
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.16% 2/1/18, VRDN (a)	6,050	6,050
Series 2008, 1.16% 2/1/18, VRDN (a)	8,350	8,350
		68,930
Illinois - 3.3%
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 1.07% 2/7/18, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (a)	4,100	4,100
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 1.15% 2/7/18, LOC Northern Trust Co., VRDN (a)	4,405	4,405
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 1.11% 2/7/18, LOC JPMorgan Chase Bank, VRDN (a)	100	100
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 1.18% 2/7/18, LOC JPMorgan Chase Bank, VRDN (a)	4,800	4,800
(OSF Healthcare Sys. Proj.) Series 2007 E, 1.16% 2/7/18, LOC Barclays Bank PLC, VRDN (a)	12,700	12,700
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 1.15% 2/7/18, LOC Bank of America NA, VRDN (a)	4,700	4,700
Series 2007 A 2B, 1.17% 2/7/18, LOC PNC Bank NA, VRDN (a)	13,835	13,835
Series 2007 A 2C, 1.15% 2/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	27,700	27,700
Series 2007 A1, 1.15% 2/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	66,600	66,600
		138,940
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.3% 2/7/18, VRDN (a)	2,700	2,700
Series I, 1.3% 2/7/18, VRDN (a)	1,200	1,200
		3,900
Iowa - 0.5%
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 1.19% 2/7/18, VRDN (a)	19,700	19,700
Louisiana - 2.8%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2010, 1.11% 2/7/18, VRDN (a)	1,700	1,700
(C-Port LLC Proj.) Series 2008, 1.21% 2/7/18, LOC Bank of America NA, VRDN (a)	1,930	1,930
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.34% 2/7/18, VRDN (a)	22,200	22,200
Series 2010 B1, 1.25% 2/7/18, VRDN (a)	16,200	16,200
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 1.09% 2/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	45,800	45,800
Series 2010, 1.09% 2/7/18, LOC Mizuho Bank Ltd., VRDN (a)	26,500	26,500
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 1.2% 2/7/18, LOC Freddie Mac, VRDN (a)	4,095	4,095
		118,425
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 1.2% 2/7/18, LOC JPMorgan Chase Bank, VRDN (a)	12,340	12,340
Massachusetts - 0.3%
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 1.12% 2/7/18, LOC TD Banknorth, NA, VRDN (a)	12,200	12,200
Michigan - 0.1%
Grand Traverse County Hosp. Series 2011 B, 1.18% 2/7/18, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Minnesota - 0.4%
FNMA Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.24% 2/7/18, LOC Fannie Mae, VRDN (a)	15,950	15,950
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 1.18% 2/7/18, LOC Bank of America NA, VRDN (a)	11,975	11,975
Nebraska - 0.0%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 1.07% 2/7/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	100	100
Nevada - 1.4%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 1.12% 2/7/18, LOC Bank of America NA, VRDN (a)	13,300	13,300
Reno Cap. Impt. Rev. Series 2005 A, 1.15% 2/7/18, LOC Bank of America NA, VRDN (a)	36,555	36,555
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2008 B, 1.09% 2/7/18, LOC MUFG Union Bank NA, VRDN (a)	7,200	7,200
		57,055
Pennsylvania, New Jersey - 0.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 B, 1.12% 2/7/18, LOC TD Banknorth, NA, VRDN (a)	2,200	2,200
New York - 0.9%
New York City Transitional Fin. Auth. Rev. Series 2010, 1.07% 2/2/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	14,555	14,555
Westchester County Indl. Agcy. Rev. Series 2001, 1.33% 2/7/18, LOC RBS Citizens NA, VRDN (a)	5,160	5,160
FHLMC New York Hsg. Fin. Agcy. Rev. Series 2008 A, 1.1% 2/7/18, LOC Freddie Mac, VRDN (a)	15,750	15,750
		35,465
North Carolina - 0.4%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 1.17% 2/7/18, LOC Rabobank Nederland New York Branch, VRDN (a)	1,100	1,100
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.16% 2/7/18, LOC Cr. Industriel et Commercial, VRDN (a)	17,450	17,450
		18,550
Ohio - 1.3%
Allen County Hosp. Facilities Rev. Series 2012 B, 1.11% 2/7/18, VRDN (a)	28,700	28,700
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.23% 2/7/18, LOC Northern Trust Co., VRDN (a)	8,995	8,995
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 1.18% 2/7/18, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	16,375	16,375
		54,070
Oklahoma - 0.2%
Univ. Hospitals Trust Rev. Series 2005 A, 1.09% 2/7/18, LOC Bank of America NA, VRDN (a)	7,500	7,500
Oregon - 0.2%
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 A, 1.17% 2/7/18, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,600	6,600
Pennsylvania - 0.3%
Chester County Health & Ed. Auth. Rev. 1.21% 2/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,635	6,635
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.26% 2/7/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,520	2,520
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 1.17% 2/7/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,700	3,700
		12,855
South Carolina - 0.0%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Institute for Bus. and Home Safety Proj.) Series 2009, 1.22% 2/7/18, LOC Branch Banking & Trust Co., VRDN (a)	1,100	1,100
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 1.21% 2/7/18, LOC Bank of America NA, VRDN (a)	2,385	2,385
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 1.21% 2/7/18, LOC Bank of America NA, VRDN (a)	2,135	2,135
		4,520
Texas - 2.9%
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2014 D, 1.1% 2/7/18, VRDN (a)	8,800	8,800
Series 2016 E, 1.1% 2/7/18, VRDN (a)	18,795	18,795
Houston Arpt. Sys. Rev. Series 2010, 1.1% 2/7/18, LOC Barclays Bank PLC, VRDN (a)	48,570	48,570
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.16% 2/7/18 (Total SA Guaranteed), VRDN (a)	3,000	3,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 1.16% 2/7/18 (Total SA Guaranteed), VRDN (a)	6,000	6,000
Series 2012, 1.16% 2/7/18 (Total SA Guaranteed), VRDN (a)	7,400	7,400
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.16% 2/7/18 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 1.16% 2/7/18 (Total SA Guaranteed), VRDN(a)	11,700	11,700
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 1.16% 2/7/18, LOC Bank of America NA, VRDN (a)	10,600	10,600
		119,065
Utah - 0.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.12% 2/7/18, LOC Canadian Imperial Bank of Commerce, VRDN (a)	14,100	14,100
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.2% 2/7/18, LOC Bank of America NA, VRDN (a)	7,375	7,375
Washington - 0.4%
King County Swr. Rev. Series 2001 A, 1.14% 2/7/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,290	2,290
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 1.15% 2/7/18, LOC Freddie Mac, VRDN (a)	9,055	9,055
(Willow Tree Grove Apts. Proj.) Series 2011, 1.15% 2/7/18, LOC Freddie Mac, VRDN (a)	4,610	4,610
		15,955
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.16% 2/7/18, VRDN (a)	3,000	3,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.16% 2/7/18, VRDN (a)	9,430	9,430
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 A, 1.13% 2/7/18, VRDN (a)	1,600	1,600
		14,030
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,024,766)		1,024,766

Tender Option Bond - 42.6%
Alabama - 0.1%
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series 16 ZM0205, 1.19% 2/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,960	5,960
Arizona - 0.7%
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	25,120	25,120
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,090	2,090
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,900	2,900
		30,110
California - 0.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.21% 2/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,500	5,500
California Gen. Oblig. Participating VRDN Series DB XF 1041, 1.2% 2/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,500	5,500
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.2% 2/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	10,400	10,400
		21,400
Colorado - 2.5%
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,700	1,700
Colorado Health Facilities Auth. Participating VRDN Series XG 01 03, 1.19% 2/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	2,050	2,050
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 1.26% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,600	1,600
Series ZF 04 17, 1.31% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500	1,500
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.21% 2/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	11,700	11,700
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series MS 3316, 1.19% 2/7/18 (Liquidity Facility Cr. Suisse AG) (a)(c)	14,030	14,030
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.2% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	13,800	13,800
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.22% 2/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	700	700
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, SIFMA Municipal Swap Index + 0.150% 1.31%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,595	1,595
RBC Muni. Products, Inc. Trust Participating VRDN Series 2018 E-112, 1.21% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,405	3,405
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series Solar 0065, 1.21%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,540	2,540
Participating VRDN Series Floaters XM 03 85, 1.19% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Participating VRDN:
Series RBC E 55, SIFMA Municipal Swap Index + 0.030% 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	33,700	33,700
Series XM 03 05, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,200	7,200
		103,020
Connecticut - 1.7%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 1.34% 3/14/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	8,100	8,100
Series Floaters 016, SIFMA Municipal Swap Index + 0.040% 1.22% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	55,900	55,900
Series Floaters XM 05 22, 1.22% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series XM 03 39, 1.22% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,530	1,530
		70,530
District Of Columbia - 1.3%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.23% 2/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,350	3,350
District of Columbia Gen. Oblig. Participating VRDN:
Series 2016 23, SIFMA Municipal Swap Index + 0.050% 1.19% 2/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,770	2,770
Series Floaters E 108, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	11,000	11,000
Series Floaters E 109, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,230	8,230
Series MS 4301, 1.19% 2/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	18,000	18,000
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 1.2% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,190	6,190
Series XF 23 41, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 35, SIFMA Municipal Swap Index + 0.150% 1.31%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	995	995
		52,535
Florida - 2.8%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,580	5,580
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.34% 3/14/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	14,000	14,000
Central Florida Expressway Bonds Series RBC E 62, SIFMA Municipal Swap Index + 0.170% 1.33%, tender 5/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	31,535	31,535
Eclipse Fdg. Trust Various States Bonds:
Series 2017:
1.31%, tender 3/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,200	1,200
1.31%, tender 3/22/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	895	895
Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,000	1,000
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,440	1,440
Florida Gen. Oblig. Bonds Series Solar 042, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,180	3,180
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.31%, tender 2/8/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,420	6,420
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2015 XM0027, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
Miami Beach Resort Tax Rev. Participating VRDN Series 15 XF0260, 1.2% 2/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	8,400	8,400
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.22% 2/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,600	4,600
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.22% 2/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,000	4,000
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series ZF 03 29, 1.31% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	800	800
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 1.2% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,590	1,590
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,930	6,930
RBC Muni. Products, Inc. Trust Bonds Series E70, SIFMA Municipal Swap Index + 0.170% 1.33%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	4,400	4,400
Tampa Health Sys. Rev. Participating VRDN Series 16 XF2213, 1.19% 2/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	13,600	13,600
		114,570
Georgia - 0.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.22% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,700	4,700
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 1.21% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800	1,800
Heard County Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 105, 1.22% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,600	1,600
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.31%, tender 2/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,500	2,500
Private Colleges & Univs. Auth. Rev. Participating VRDN Series 2016 XM 0416, 1.19% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,800	4,800
RBC Muni. Products, Inc. Trust Participating VRDN Series 2018 E, 1.24% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	9,200	9,200
		24,600
Hawaii - 0.6%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,885	1,885
Participating VRDN Series Floaters XM 04 29, 1.19% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Honolulu City & County Gen. Oblig. Participating VRDN Series 2016, SIFMA Municipal Swap Index + 0.050% 1.19% 2/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,575	2,575
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series 15 XM0080, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,960	7,960
Series ROC II R 11989, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	5,550	5,550
		24,635
Illinois - 3.7%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,800	6,800
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.31% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	700	700
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.22% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,100	2,100
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XM0050, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	11,500	11,500
Series 15 XM0114, 1.19% 2/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,700	2,700
Series Floaters XF 25 00, 1.22% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Series MS 3332, 1.19% 2/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,700	5,700
Series XF 23 38, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,300	4,300
Illinois Gen. Oblig. Participating VRDN:
Series Floaters E97, 1.21% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	13,800	13,800
Series Floaters XL 00 54, 1.22% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	12,675	12,675
Series Floaters XX 10 69, 1.22% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	14,500	14,500
Series Floaters YX 10 72, 1.22% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,300	9,300
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF2202, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,150	1,150
Series 15 ZM0118, 1.19% 2/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,335	3,335
Series 15 ZM0120, 1.21% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,100	3,100
Series Floaters E100, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	33,875	33,875
Series Floaters XL 00 41, 1.19% 2/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,300	3,300
Series MS 16 XF 2212, 1.19% 2/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,576	5,576
Series XM 04 75, 1.19% 2/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,375	9,375
The County of Cook Participating VRDN Series XF 23 13, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,900	1,900
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 1.22% 2/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,125	3,125
		152,311
Indiana - 0.8%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.23% 2/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,900	4,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.33%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	27,100	27,100
		32,000
Kansas - 0.3%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 1.21% 2/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,700	3,700
		11,200
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 1.22% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	16,420	16,420
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,300	2,300
		18,720
Louisiana - 1.6%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 1.21% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	43,065	43,065
Series Floaters XF 24 91, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,850	4,850
Series Floaters XG 01 50, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,300	3,300
Series XM 02 89, 1.19% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,990	9,990
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,600	4,600
		65,805
Maryland - 0.5%
Baltimore County Gen. Oblig. Bonds Series Solar 17 22, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,890	2,890
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.24% 2/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,100	5,100
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 1.19% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,310	7,310
Montgomery County Gen. Oblig. Participating VRDN Series 2017 ZF 2416, 1.19% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,750	3,750
		19,050
Massachusetts - 1.2%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 2/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	26,000	26,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.34%, tender 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	5,741	5,741
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 16 ZM0173, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,540	8,540
Series EGL 15 002, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	10,285	10,285
		50,566
Michigan - 0.9%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 1.21% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	11,100	11,100
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 03 92, 1.19% 2/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,550	1,550
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.21% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,100	2,100
Series 16 XM0223, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Series Floaters XF 05 95, 1.21% 2/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,900	1,900
Series Floaters XF 05 97, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,125	2,125
Series Floaters XG 01 58, 1.21% 2/7/18 (Liquidity Facility Bank of America NA) (a)(c)	2,175	2,175
Series XX 1043, 1.19% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,110	5,110
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	10,950	10,950
		39,010
Minnesota - 0.3%
Minnesota Gen. Oblig. Participating VRDN Series Floaters XM 04 25, 1.19% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,860	6,860
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, SIFMA Municipal Swap Index + 0.280% 1.44%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,145	5,145
		12,005
Mississippi - 0.5%
Mississippi Gen. Oblig. Participating VRDN:
Series Clipper 09 60, SIFMA Municipal Swap Index + 0.050% 1.21% 2/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	3,500	3,500
Series ROC II R 14027, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,360	7,360
Series ROC II-R 11987, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	9,900	9,900
		20,760
Missouri - 0.5%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 57, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,320	6,320
Missouri St Hefa Edl. Facilities Rev. Participating VRDN:
Series Floaters 17 010, 1.21% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,200	9,200
Series Floaters XM 05 75, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,200	4,200
		19,720
Montana - 0.4%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.34% 3/14/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	15,855	15,855
Nebraska - 0.2%
Douglas County School District #1 Bonds Series Solar 0059, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,100	2,100
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.23% 2/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,800	4,800
Series Floaters XX 10 04, 1.21% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
		8,900
Nevada - 0.4%
Clark County Fuel Tax:
Bonds:
Series Solar 0068, 1.21%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,500	1,500
Series Solar 17 25, SIFMA Municipal Swap Index + 0.150% 1.31%, tender 3/22/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,095	2,095
Participating VRDN ROC II R 11836, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,050	4,050
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN:
Series 16 ZF0382, 1.2% 2/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	7,090	7,090
Series Floaters XM 04 66, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,225	3,225
		17,960
New Hampshire - 0.1%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 1.19% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,413	4,413
New Jersey - 1.4%
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters E102, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	48,700	48,700
New Jersey Gen. Oblig. Participating VRDN Series Floaters E 103, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,700	5,700
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.33% 2/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,000	2,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.21% 2/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,600	1,600
Union County Impt. Auth. Rev. Participating VRDN Series XG 00 57, 1.22% 2/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,800	1,800
		59,800
North Carolina - 3.0%
Charlotte Ctfs. of Partn. Cultural Arts Facilities Participating VRDN Series 16 XM 0238, 1.19% 2/7/18 (Liquidity Facility Bank of America NA) (a)(c)	11,680	11,680
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 1.19% 2/7/18 (Liquidity Facility Bank of America NA) (a)(c)	6,790	6,790
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters ZF 24 90, 1.19% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,750	3,750
Series Floaters ZM 05 34, 1.19% 2/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	4,600	4,600
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 1.21% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,000	7,000
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,400	1,400
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0050, 1.2% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	11,500	11,500
Series EGL 14 0051:
1.2% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	28,650	28,650
1.2% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	18,450	18,450
Series MS 15 XF2165, 1.19% 2/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	11,780	11,780
Series MS 15 ZM0105, 1.19% 2/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,280	2,280
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.44%, tender 4/5/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,765	2,765
North Carolina Hsg. Fin. Agcy. Participating VRDN Series Floaters YX 10 52, 1.19% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,120	7,120
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,900	1,900
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 1.19% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,375	4,375
		124,040
North Dakota - 0.3%
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series RBC E58, 0.002% x SIFMA Municipal Swap Index 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	14,695	14,695
Ohio - 0.4%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters XF 25 16, 1.26% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	1,300	1,300
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.22% 2/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,370	1,370
Lucas County Gen. Oblig. Participating VRDN Series 2016 26, SIFMA Municipal Swap Index + 0.150% 1.18% 2/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,440	7,440
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.34% 3/14/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	2,765	2,765
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.34% 3/14/18 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	2,300	2,300
		15,175
Oklahoma - 0.3%
Oklahoma St Wtr. Resources Board Rev. Fund Participating VRDN Series 2016, SIFMA Municipal Swap Index + 0.050% 1.19% 2/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	10,090	10,090
Tender Option Bond Trust Receipts Participating VRDN Series Floaters XM 05 59, 1.22% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,100	3,100
		13,190
Oregon - 0.8%
Clackamas County School District #7J Bonds Series Solar 0053, SIFMA Municipal Swap Index + 0.050% 1.21%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,500	2,500
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 1.21% 2/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,870	6,870
Oregon Gen. Oblig. Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.44%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	6,885	6,885
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN:
Series ROC II R 14051, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
Series XF 23 17, 1.19% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,555	6,555
Portland Wtr. Sys. Rev. Bonds Series 2016 24, SIFMA Municipal Swap Index + 0.150% 1.31%, tender 3/8/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,385	2,385
		33,195
Pennsylvania - 4.1%
Northampton County Gen. Purp. College Rev. Participating VRDN Series Floaters XL 00 48, 1.19% 2/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,600	1,600
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.21% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, SIFMA Municipal Swap Index + 0.170% 1.33%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	29,885	29,885
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters E 101, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	43,300	43,300
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series 2017, 1.19% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,160	3,160
Tender Option Bond Trust Receipts Participating VRDN Series 2017, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,100	3,100
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, SIFMA Municipal Swap Index + 0.200% 1.19%, tender 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	89,650	89,650
		171,695
South Carolina - 0.9%
Berkeley County School District Bonds Series Solar 17 0030, SIFMA Municipal Swap Index + 0.150% 1.31%, tender 2/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,200	1,200
Columbia Wtrwks. & Swr. Rev. Participating VRDN:
Series 2016 21, SIFMA Municipal Swap Index + 0.050% 1.19% 2/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,325	3,325
Series Floaters XM 04 42, 1.21% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
Lancaster County School District Bonds Series Solar 17 21, SIFMA Municipal Swap Index + 0.150% 1.31%, tender 3/8/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,365	1,365
Lexington County Health Svcs. District, Inc. Hosp. Rev. Participating VRDN Series Floaters XF 23 68 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
Lexington County School District #1 Bonds Series Solar 0058, 1.31%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,470	1,470
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	17,905	17,905
Series Floaters XG 01 49, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,275	4,275
		36,040
Tennessee - 0.1%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XG 01 45, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800	1,800
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XM 04 46, 1.19% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000	3,000
		4,800
Texas - 3.6%
Austin Elec. Util. Sys. Rev. Bonds Series Solar 17 08, SIFMA Municipal Swap Index + 0.150% 1.31%, tender 2/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	7,250	7,250
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.44%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,555	5,555
Board of Regents of The Univ. of Texas Participating VRDN Series Floaters 16 XF0503, 1.21% 2/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,625	5,625
Cypress-Fairbanks Independent School District Participating VRDN Series 2016 7, SIFMA Municipal Swap Index + 0.050% 1.19% 2/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,790	5,790
El Paso Tex Independent School District Bonds Series Solar 17 01, SIFMA Municipal Swap Index + 0.050% 1.31%, tender 4/12/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,860	4,860
Friendswood Independent School District Participating VRDN Series 16 ZF0344, 1.2% 2/7/18 (Liquidity Facility Bank of America NA) (a)(c)	8,635	8,635
Frisco Independent School District Participating VRDN Series ROC II R 11960, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,600	2,600
Harris County Gen. Oblig. Bonds Series Clipper 09 73, SIFMA Municipal Swap Index + 0.040% 1.2%, tender 2/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)	4,600	4,600
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000	4,000
Hays Consolidated Independent School District Bonds Series Solar 0050, SIFMA Municipal Swap Index + 0.050% 1.31%, tender 4/12/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,100	1,100
Houston Arpt. Sys. Rev. Participating VRDN Series RBC 16 ZM0169, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,165	4,165
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 1.19% 2/7/18 (Liquidity Facility Bank of America NA) (a)(c)	4,905	4,905
Leander Independent School District Participating VRDN Series Floaters XF 24 22, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	9,250	9,250
Lower Colorado River Auth. Rev. Participating VRDN Series Floaters E 98, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,400	6,400
Mansfield Independent School District Participating VRDN Series Floaters XG 01 55, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,205	3,205
New Hope Cultural Ed. Facilities Finc Participating VRDN Series Floaters XF 05 99, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,100	2,100
Pflugerville Independent School District Participating VRDN Series 2017, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,500	2,500
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series 2015 ZF0211, 1.19% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,395	10,395
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0410, 1.21% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series 16 XF0411, 1.21% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,725	2,725
Series 16 ZF 0282, 1.2% 2/7/18 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,350	1,350
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 1.19% 2/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,900	2,900
Series Floaters ZM 04 07, 1.19% 2/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,250	6,250
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.21% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,600	1,600
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 1.19% 2/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,800	8,800
Texas Gen. Oblig. Participating VRDN:
Series Floaters XM 04 05, 1.19% 2/7/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,750	3,750
Series MS 3390, 1.19% 2/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series 16 ZF 0307, 1.26% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,100	1,100
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series ZM0172, 1.19% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,530	7,530
		148,940
Utah - 0.1%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 1.21% 2/7/18 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,310	5,310
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,400	1,400
Virginia - 1.6%
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.21%, tender 2/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,685	2,685
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, SIFMA Municipal Swap Index + 0.050% 1.31%, tender 4/12/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,100	1,100
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,010	2,010
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.2% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	20,950	20,950
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, SIFMA Municipal Swap Index + 0.150% 1.31%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,300	1,300
Participating VRDN Series EGL 14 0048, 1.2% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	17,760	17,760
Virginia Gen. Oblig. Participating VRDN Series 2016 11, SIFMA Municipal Swap Index + 0.050% 1.19% 2/7/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	6,675	6,675
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series Floaters XM 04 48, 1.19% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,500	7,500
1.19% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,800	6,800
		66,780
Washington - 2.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series Floaters XF 05 33, 1.19% 2/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	9,495	9,495
Series Floaters XF 23 97, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,670	2,670
Eclipse Fdg. Trust Various States Bonds Series 2017, 1.31%, tender 3/29/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,400	2,400
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 1.2% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	17,690	17,690
Series ROC II R 11962, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,400	3,400
Pierce County School District #10 Tacoma Participating VRDN:
Series 15 XF2166, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,700	2,700
Series Floaters XM 05 24, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	2,538	2,538
Port of Seattle Gen. Oblig. Participating VRDN Series 2017 ZF 2411, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series Solar 17 19, SIFMA Municipal Swap Index + 0.150% 1.31%, tender 3/1/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,500	1,500
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.44%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,400	2,400
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, SIFMA Municipal Swap Index + 0.150% 1.31%, tender 4/26/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,890	2,890
Washington Gen. Oblig.:
Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.44%, tender 2/15/18 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	23,415	23,415
Participating VRDN:
Series ROC 14090, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	9,400	9,400
Series ROC II R 14074, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	4,100	4,100
Series XF 0294, 1.19% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0148, 1.19% 2/7/18 (Liquidity Facility Bank of America NA) (a)(c)	1,190	1,190
Series 2015 XF0150, 1.19% 2/7/18 (Liquidity Facility Bank of America NA) (a)(c)	6,065	6,065
Series Floaters XF 24 92, 1.22% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,750	3,750
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 1.19% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,600	7,600
		114,703
Wisconsin - 0.6%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 1.2% 2/7/18 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,290	2,290
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 36, SIFMA Municipal Swap Index + 0.150% 1.31%, tender 3/15/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,200	1,200
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.34% 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	6,100	6,100
Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.34% 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	4,600	4,600
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XG 00 72, 1.23% 2/7/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,300	2,300
Series XM 04 79, 1.19% 2/7/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,500	4,500
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 1.19% 2/7/18 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series ROC II R 14065, 1.19% 2/7/18 (Liquidity Facility Citibank NA) (a)(c)	3,200	3,200
		26,690
TOTAL TENDER OPTION BOND
(Cost $1,772,088)		1,772,088

Other Municipal Security - 31.6%
Alabama - 0.5%
Huntsville Health Care Auth. Rev.:
Series 2017:
1.03% 2/12/18, CP	7,700	7,700
1.14% 3/2/18, CP	6,400	6,400
1.15% 2/20/18, CP	7,400	7,400
Series 2018, 1.26% 4/4/18, CP	1,200	1,200
		22,700
Alaska - 0.1%
North Slope Borough Gen. Oblig. Bonds Series 2014 A, 5% 6/30/18	3,000	3,044
Arizona - 0.2%
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2008 A, 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	5,500	5,581
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 1.13% 3/5/18, CP	3,400	3,400
		8,981
California - 1.3%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.26%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	27,480	27,480
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.26%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada)(a)(d)	10,615	10,615
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2018, 1.41% 7/19/18 (Liquidity Facility Royal Bank of Canada), CP	12,100	12,100
Sacramento Muni. Util. District Elec. Rev. Series 2018 L-1, 1.34% 3/13/18, LOC Barclays Bank PLC, CP	5,200	5,200
		55,395
Colorado - 0.2%
Colorado Gen. Fdg. Rev. TRAN Series 2017 A:
3% 6/27/18	2,750	2,767
5% 6/27/18	1,200	1,218
Colorado Springs Utils. Rev. Series A, 1.37% 4/5/18, LOC Bank of America NA, CP	1,200	1,200
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Bonds (Colorado St Proj.) Series 2017 K, 2% 3/15/18	1,200	1,201
		6,386
Connecticut - 2.3%
Bethel Gen. Oblig. BAN Series 2017, 2% 6/15/18	3,800	3,812
Brookfield Gen. Oblig. BAN Series A, 2.25% 11/15/18	2,800	2,822
Colchester Gen. Oblig. BAN Series 2018, 2.5% 10/17/18	3,300	3,323
Connecticut Gen. Oblig. BAN Series 2017 A, 5% 9/14/18	65,500	66,903
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series S1, 1.18% tender 2/12/18, CP mode	1,200	1,200
East Haddam Gen. Oblig. BAN Series 2017, 2.25% 3/8/18	1,100	1,101
Ledyard Gen. Oblig. BAN Series 2018, 2% 6/13/18 (f)	4,300	4,309
Milford Gen. Oblig. BAN Series 2017, 2.25% 11/5/18	3,900	3,932
North Haven Gen. Oblig. BAN Series 2017, 2.25% 11/8/18	2,300	2,319
Univ. of Connecticut Gen. Oblig. Bonds (Connecticut Gen. Oblig. proj.) Series 2016 A, 4% 3/15/18	3,000	3,009
Watertown Gen. Oblig. BAN Series 2018, 2.5% 10/25/18	2,400	2,417
		95,147
District Of Columbia - 0.3%
District of Columbia Rev. Bonds Series 2000, 1.12% tender 2/1/18, LOC JPMorgan Chase Bank, CP mode	2,900	2,900
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
1% 2/21/18, LOC JPMorgan Chase Bank, CP	1,900	1,900
1.03% 3/21/18, LOC JPMorgan Chase Bank, CP	5,400	5,400
1.11% 2/22/18, LOC JPMorgan Chase Bank, CP	2,600	2,600
		12,800
Florida - 2.4%
Florida Local Govt. Fin. Cmnty.:
Series 11A1:
1.1% 2/5/18, LOC JPMorgan Chase Bank, CP	16,100	16,100
1.1% 2/5/18, LOC JPMorgan Chase Bank, CP	5,200	5,200
Series 2018, 1.34% 3/6/18, LOC JPMorgan Chase Bank, CP	16,800	16,800
Jacksonville Gen. Oblig. Series 04A, 1.36% 4/4/18, LOC Bank of America NA, CP	4,075	4,075
Miami-Dade County School Board Ctfs. of Prtn. Bonds:
(Miami-Dade County School District Proj.):
Series 2008 B, 5.25% 5/1/18 (Pre-Refunded to 5/1/18 @ 100)	5,800	5,857
Series 2015 A, 5% 5/1/18	3,725	3,760
(Miami-Dade County School District) Series 2008 B, 5.25% 5/1/18 (Pre-Refunded to 5/1/18 @ 100)	6,400	6,461
Palm Beach Fla Series 2018, 1.3% 4/5/18, LOC Citibank NA, CP	2,900	2,900
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.46%, tender 8/29/18 (a)(d)	4,300	4,300
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.41%, tender 8/29/18 (a)(d)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.46%, tender 8/29/18 (a)(d)	16,400	16,400
		99,153
Georgia - 2.9%
Atlanta Arpt. Rev.:
Series D1:
1.02% 2/1/18, LOC Bank of America NA, CP	6,300	6,300
1.1% 2/1/18, LOC Bank of America NA, CP	300	300
Series D3, 1.02% 2/1/18, LOC Bank of America NA, CP	1,196	1,196
Series E1:
1.02% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,150	3,150
1.03% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,150	3,150
1.1% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	200	200
1.1% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	200	200
1.15% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	300	300
Series E3:
1.02% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	600	600
1.03% 2/1/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	600	600
Atlanta Wtr. & Wastewtr. Rev.:
Series 15A1:
1.04% 2/1/18, LOC PNC Bank NA, CP	14,140	14,140
1.1% 2/1/18, LOC PNC Bank NA, CP	1,800	1,800
1.2% 4/2/18, LOC Wells Fargo Bank NA, CP	2,700	2,700
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Projs.) Series 85A, 1.04% tender 2/6/18, LOC Barclays Bank PLC, CP mode	5,500	5,500
Series B, 1.22% 2/15/18, LOC PNC Bank NA, CP	9,900	9,900
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.26%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	28,240	28,240
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.26%, tender 4/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	42,460	42,460
		120,736
Hawaii - 0.1%
Honolulu City & County Gen. Oblig. Bonds Series 2009 B, 5.25% 7/1/18	2,300	2,338
Idaho - 0.4%
Idaho Gen. Oblig. TAN Series 2017, 4% 6/29/18	11,700	11,828
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.1%, tender 3/1/18 (a)	5,800	5,800
		17,628
Illinois - 1.2%
Chicago O'Hare Int'l. Arpt. Rev.:
Series 16B2, 1.2% 3/14/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,000	1,000
Series 16C2, 1.23% 3/14/18, LOC Barclays Bank PLC, CP	2,100	2,100
Illinois Fin. Auth. Ed. Rev.:
Series 2018, 1.38% 4/3/18, LOC PNC Bank NA, CP	3,300	3,300
Series LOY, 1.03% 2/6/18, LOC PNC Bank NA, CP	4,700	4,700
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.46%, tender 8/29/18 (a)(d)	10,550	10,550
(Hosp. Sisters Svcs., Inc.) Series 2018, 1.38% tender 4/3/18, CP mode	5,800	5,800
Series 12H:
0.91% tender 2/2/18, CP mode	3,600	3,600
1.14% tender 3/5/18, CP mode	8,185	8,185
1.18% tender 4/4/18, CP mode	5,900	5,900
Series 12I, 1.03% tender 2/2/18, CP mode	6,800	6,800
		51,935
Indiana - 0.3%
Indianapolis Gas Util. Sys. Rev. Series 2017, 1.14% 3/6/18, LOC JPMorgan Chase Bank, CP	11,700	11,700
Kansas - 0.3%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2017-I, 1.5% 3/1/18	11,555	11,555
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co.) Series 01A, 1.4% tender 2/22/18, CP mode	2,700	2,700
Maryland - 0.6%
Maryland Gen. Oblig. Bonds Series 2012 B, 5% 3/15/18	4,180	4,198
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 1.14%, tender 3/1/18 (a)	22,900	22,900
		27,098
Massachusetts - 1.4%
Massachusetts Gen. Oblig.:
Bonds Series B, 0.005% x SIFMA Municipal Swap Index 1.64% 2/1/18 (a)(b)(d)	19,900	19,900
RAN Series 2017 B, 2% 5/21/18	2,400	2,405
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1993 A, 1.35% tender 2/26/18, CP mode	3,050	3,050
(New England Pwr. Co.):
Series 2018 A, 1.4% tender 2/16/18, CP mode	1,100	1,100
Series 2018, 1.4% tender 2/16/18, CP mode	13,400	13,400
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2018 A, 1.34% 3/1/18, LOC Bank of America NA, CP	3,475	3,475
Series 2018 B, 1.37% 3/7/18, LOC Citibank NA, CP	6,700	6,700
Series C, 1.1% 2/1/18, LOC Barclays Bank PLC, CP	3,000	3,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 99:
1.08% 3/7/18, LOC State Street Bank & Trust Co., Boston, CP	3,800	3,800
1.14% 4/4/18, LOC State Street Bank & Trust Co., Boston, CP	3,400	3,400
		60,230
Michigan - 0.7%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.41%, tender 8/29/18 (a)(d)	7,485	7,485
Michigan Hosp. Fin. Auth. Rev. Bonds:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/18 (Pre-Refunded to 5/15/18 @ 100)	3,200	3,242
Series 1999, 0.95%, tender 2/1/18 (a)	2,850	2,849
Series 2010 F1, 2%, tender 5/30/18 (a)	460	461
Univ. of Michigan Rev.:
Series 2018 K-1:
1.33% 3/12/18, CP	4,425	4,425
1.35% 3/6/18, CP	2,400	2,400
Series 2018 K-2, 1.35% 10/9/18, CP	1,120	1,120
Series K1, 1.16% 3/1/18, CP	2,100	2,100
Series K2, 1.15% 9/7/18, CP	5,400	5,400
		29,482
Minnesota - 0.4%
Minneapolis Gen. Oblig. Bonds Series 2017, 5% 12/1/18	6,615	6,821
Univ. of Minnesota Gen. Oblig.:
Series 07C, 1.13% 3/6/18, CP	2,400	2,400
Series 09D, 1.31% 3/12/18, CP	3,300	3,300
Univ. of Minnesota Rev.:
Series 2018 A, 1.44% 4/2/18, CP	200	200
Series A, 1.07% 4/2/18, CP	3,800	3,800
		16,521
Missouri - 0.1%
Curators of the Univ. of Missouri Series A, 1.11% 3/6/18, CP	2,700	2,700
Montana - 0.1%
Montana Board of Invt. Bonds:
(Intercap Revolving Prog.) Series 2017, 1.2%, tender 3/1/18 (a)	2,300	2,300
Series 2013, 1.2%, tender 3/1/18 (a)	3,030	3,030
		5,330
Nebraska - 0.4%
Omaha Pub. Pwr. District Elec. Rev.:
Series 2018 A:
1.36% 4/4/18, CP	3,500	3,500
1.36% 4/5/18, CP	3,200	3,200
Series A:
1.01% 2/5/18, CP	3,400	3,400
1.12% 3/5/18, CP	3,300	3,300
1.14% 2/6/18, CP	2,000	2,000
1.16% 3/2/18, CP	2,800	2,800
		18,200
Nevada - 0.3%
Clark County Hwy. Impt. Rev. Bonds Series 2016, 5% 7/1/18	3,100	3,149
Clark County School District Bonds:
Series 2012 A, 5% 6/15/18	1,000	1,013
Series 2014 B, 5% 6/15/18	3,700	3,747
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2018, 1.36% 4/4/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,800	3,800
		11,709
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 90B, 1.42% tender 2/2/18, CP mode	3,400	3,400
Series B, 1.45% tender 3/1/18, CP mode	5,400	5,400
		8,800
New Jersey - 1.9%
Bloomfield Township Gen. Oblig. BAN Series 2018, 1.75% 4/12/18	6,013	6,017
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2017 C, 2.5% 12/12/18	1,800	1,815
Camden County BAN Series 2017 A, 3% 10/25/18	4,700	4,759
Edgewater Gen. Oblig. BAN Series 2017, 2% 7/20/18	5,000	5,017
Englewood Gen. Oblig. BAN Series 2017, 2.5% 4/4/18	4,200	4,209
Freehold Township BAN Series 2017, 2.5% 11/7/18	2,400	2,424
Hudson County Gen. Oblig. BAN Series 2017, 3% 12/12/18	15,900	16,102
Montclair Township Gen. Oblig. BAN Series 2017:
2.5% 11/2/18	3,700	3,736
2.5% 11/2/18	1,500	1,515
Ocean City Gen. Oblig. BAN Series 2017 A, 2.5% 11/28/18	3,200	3,232
Paramus BAN Series 2017, 2% 2/16/18	5,500	5,502
Passaic County Gen. Oblig. BAN Series A, 2.5% 12/6/18	9,545	9,632
Ridgewood Gen. Oblig. BAN Series 2017, 2.25% 8/17/18	10,100	10,143
Stone Hbr. BAN Series 2017, 2.5% 11/2/18	6,900	6,969
		81,072
New York - 0.4%
Albany County Gen. Oblig. BAN Series 2017, 4% 5/24/18	3,870	3,902
New York City Trust For Cultural Bonds (American Museum Natural History) Series 2014 B1, SIFMA Municipal Swap Index + 0.040% 1.2%, tender 10/9/18 (a)(d)	8,200	8,200
New York Pwr. Auth. 1.2% 3/15/18, CP	1,200	1,200
Westchester County Gen. Oblig. BAN Series A, 3% 12/14/18	1,600	1,621
		14,923
North Carolina - 0.3%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2009 B, 5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	6,310	6,516
North Carolina Gen. Oblig. Bonds:
Series 2009 A, 5% 3/1/18	2,700	2,708
Series 2014 A, 5% 6/1/18	2,900	2,936
North Carolina Grant Anticipation Rev. Bonds Series 2017, 4% 3/1/18	1,200	1,202
		13,362
Ohio - 0.6%
Brunswick Ohio City School District BAN Series 2018, 2.5% 5/31/18 (f)	2,700	2,709
Delaware Gen. Oblig. BAN Series 2017, 2% 4/12/18	1,500	1,502
Marion Gen. Oblig. BAN Series 2017, 2% 9/6/18 (Ohio Gen. Oblig. Guaranteed)	4,700	4,714
Ohio Higher Edl. Facility Commission Rev. Bonds:
(the Cleveland Clinic Foundation) Series 2018 B-5, 1.36% tender 4/5/18, CP mode	8,700	8,700
Series 08B5, 1.29% tender 4/12/18, CP mode	4,550	4,550
Ohio State Univ. Gen. Receipts Rev. Bonds Series 03C, 1.13% tender 3/6/18, CP mode	3,000	3,000
		25,175
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.51%, tender 8/29/18 (a)(d)	8,030	8,030
Pennsylvania - 0.4%
Northampton County Gen. Purp. Auth. Hosp. Rev. Bonds (St Lukes Hosp. & Health Ntw Proj.) Series 2008 A, 5.5% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	800	818
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 5% 7/1/18	1,040	1,056
Pennsylvania Gen. Oblig. Bonds:
Series 2009, 5% 7/1/18	700	710
Series 2010, 5% 2/15/18	3,000	3,004
Pennsylvania Tpk. Commission Tpk. Rev. Bonds (PA St Tpk. Subordinated Proj.) Series 2008 B-1, 5.25% 6/1/18 (Pre-Refunded to 6/1/18 @ 100)	2,300	2,331
Philadelphia Gen. Oblig. TRAN Series 2017 A, 2% 6/29/18	4,000	4,011
Southcentral Pennsylvania Gen. Auth. Rev. Bonds 6% 6/1/18 (Pre-Refunded to 6/1/18 @ 100)	3,400	3,454
		15,384
Tennessee - 0.8%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A, 1.3% 4/5/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,800	5,800
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series 2018 B-1, 1.34% 3/6/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,900	2,900
Series B1:
1.01% 2/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	5,900	5,900
1.12% 3/8/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,800	1,800
1.13% 3/1/18 (Liquidity Facility JPMorgan Chase Bank), CP	5,800	5,800
Series B2:
1.01% 2/15/18 (Liquidity Facility MUFG Union Bank NA), CP	2,400	2,400
1.14% 3/1/18 (Liquidity Facility MUFG Union Bank NA), CP	2,300	2,300
1.23% 2/1/18 (Liquidity Facility MUFG Union Bank NA), CP	5,200	5,200
		32,100
Texas - 7.9%
Austin Elec. Util. Sys. Rev.:
Bonds 0% 5/15/18	5,815	5,794
Series 2018:
1.39% 3/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,900	2,900
1.43% 3/1/18 (Liquidity Facility JPMorgan Chase Bank), CP	4,000	4,000
Series A, 1.14% 3/6/18 (Liquidity Facility JPMorgan Chase Bank), CP	23,600	23,600
1.22% 3/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,200	1,200
Fort Bend Independent School District:
Series 2017:
1.02% 2/23/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,200	1,200
1.06% 2/23/18 (Liquidity Facility JPMorgan Chase Bank), CP	2,400	2,400
Series 2018, 1.35% 2/23/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,200	1,200
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, 0.002% x SIFMA Municipal Swap Index 1.36%, tender 8/29/18 (a)(d)	13,200	13,200
Series 16B1, 1.02% tender 2/1/18, CP mode	11,800	11,800
Series 16B2, 1.02% tender 3/5/18, CP mode	11,900	11,900
Series 16B3, 1.17% tender 4/4/18, CP mode	9,600	9,600
Harris County Gen. Oblig.:
Series 2018 A-1, 1.35% 2/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Series A1, 1.25% 2/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	200	200
Series E1, 1.35% 2/15/18, LOC Landesbank Hessen-Thuringen, CP	1,500	1,500
Harris County Metropolitan Trans. Auth.:
Series 2018 A-1:
1.35% 5/3/18 (Liquidity Facility JPMorgan Chase Bank), CP	6,100	6,100
1.36% 4/4/18 (Liquidity Facility JPMorgan Chase Bank), CP	6,800	6,800
Series A1, 1.02% 2/13/18 (Liquidity Facility JPMorgan Chase Bank), CP	7,200	7,200
Series A3:
1.02% 2/13/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,100	3,100
1.2% 2/16/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,900	3,900
Houston Gen. Oblig. Bonds Series 2013 A, 5% 3/1/18	2,735	2,743
Lower Colorado River Auth. Rev.:
Series 2017:
0.91% 2/2/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,500	3,500
1.04% 4/3/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,126	3,126
1.1% 2/2/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,700	2,700
Series 2018:
1.16% 3/1/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,700	2,700
1.21% 3/1/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,400	1,400
Series B:
0.91% 2/2/18, LOC State Street Bank & Trust Co., Boston, CP	7,200	7,200
1.03% 2/20/18, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.46%, tender 8/29/18 (a)(d)	9,900	9,900
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.46%, tender 8/29/18 (a)(d)	11,600	11,600
Texas A&M Univ. Rev. Series B:
1.23% 4/10/18, CP	4,900	4,900
1.25% 6/5/18, CP	2,100	2,100
Texas Gen. Oblig.:
Bonds Series 2016 A, 5% 4/1/18	3,200	3,219
TRAN Series 2017, 4% 8/30/18	115,255	116,988
Univ. of Texas Board of Regents Sys. Rev.:
Series 2018 A, 1.34% 3/7/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,100	2,100
Series 2018, 1.23% 4/2/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,800	5,800
Series A:
1.05% 4/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,900	5,900
1.33% 3/22/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,800	5,800
Univ. of Texas Permanent Univ. Fund Rev. Series 2018 A, 1.38% 4/3/18, CP	5,800	5,800
Upper Trinity Reg'l. Wtr. District Series 2017:
1.03% 2/5/18, LOC Bank of America NA, CP	2,400	2,400
1.17% 3/5/18, LOC Bank of America NA, CP	2,300	2,300
		326,770
Virginia - 0.4%
Norfolk Econ. Dev. Auth. Rev. Series 2017, 1.14% 3/6/18, CP	2,700	2,700
Univ. of Virginia Gen. Rev. Series 03A:
1.18% 2/6/18, CP	2,500	2,500
1.18% 2/13/18, CP	2,000	2,000
1.23% 3/5/18, CP	2,200	2,200
1.23% 3/6/18, CP	1,800	1,800
Virginia Pub. School Auth. Bonds (Virginia Gen. Oblig.) Series 2012 A, 5% 8/1/18	3,900	3,969
		15,169
Washington - 1.2%
Energy Northwest Elec. Rev. Bonds:
Series 2012 A, 5% 7/1/18	2,000	2,030
Series 2014-A, 5% 7/1/18	5,100	5,175
Univ. of Washington Univ. Revs. Series 8:
0.9% 2/20/18, CP	11,000	11,000
1.13% 2/27/18, CP	10,500	10,500
1.13% 3/6/18, CP	5,900	5,900
1.22% 2/13/18, CP	2,100	2,100
Washington Gen. Oblig. Bonds:
Series 2011 B, 5% 7/1/18	3,500	3,552
Series 2013 B, 5% 7/1/18	5,615	5,699
Series 2018 R-C 5% 2/1/18	2,100	2,100
Washington Health Care Facilities Auth. Rev. Bonds (Providence Health Systems) Series 2012 A, 5% 10/1/18	1,890	1,935
		49,991
Wisconsin - 0.7%
Wisconsin Gen. Oblig.:
Series 06A, 1.16% 2/5/18 (Liquidity Facility BMO Harris Bank NA), CP	2,500	2,500
Series 2018 A:
1.34% 3/6/18 (Liquidity Facility BMO Harris Bank NA), CP	14,610	14,610
1.43% 5/22/18 (Liquidity Facility BMO Harris Bank NA), CP	3,830	3,830
Wisconsin Health & Edl. Facilities Bonds Series 2013, 4%, tender 3/1/18 (a)	725	727
Wisconsin Trans. Rev.:
Series 13A, 1% 2/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,300	4,300
Series 2018 A, 1.34% 3/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,690	4,690
		30,657
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,314,901)		1,314,901
	Shares (000s)	Value (000s)

Investment Company - 0.8%
Fidelity Tax-Free Cash Central Fund, 1.10% (g)(h)
(Cost $34,835)	34,832	34,835
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $4,146,590)		4,146,590
NET OTHER ASSETS (LIABILITIES) - 0.3%		10,453
NET ASSETS - 100%		$4,157,043

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,600,000 or 0.9% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $198,546,000 or 4.8% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, SIFMA Municipal Swap Index + 0.280% 1.44%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,555
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.34% 3/14/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$14,000
Central Florida Expressway Bonds Series RBC E 62, SIFMA Municipal Swap Index + 0.170% 1.33%, tender 5/1/18 (Liquidity Facility Royal Bank of Canada)	7/30/15 - 8/1/17	$31,535
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.34% 3/14/18 (Liquidity Facility Barclays Bank PLC)	6/29/17	$8,100
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1.33%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$27,100
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.34%, tender 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$5,741
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.34% 3/14/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$2,765
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.34% 3/14/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 1/25/18	$15,855
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, SIFMA Municipal Swap Index + 0.280% 1.44%, tender 4/5/18 (Liquidity Facility Wells Fargo Bank NA)	10/21/16	$2,765
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.34% 3/14/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 1/11/18	$2,300
Oregon Gen. Oblig. Bonds Series WF11 57 C, SIFMA Municipal Swap Index + 0.280% 1.44%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$6,885
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, SIFMA Municipal Swap Index + 0.170% 1.33%, tender 3/1/18 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$29,885
RBC Muni. Products, Inc. Trust Bonds Series E70, SIFMA Municipal Swap Index + 0.170% 1.33%, tender 2/1/18 (Liquidity Facility Royal Bank of Canada)	11/1/16 - 8/1/17	$4,400
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, SIFMA Municipal Swap Index + 0.280% 1.44%, tender 3/1/18 (Liquidity Facility Wells Fargo Bank NA)	5/5/11	$5,145
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.44%, tender 2/8/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$2,400
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.44%, tender 2/15/18 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 2/18/16	$23,415
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.34% 3/8/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/15/16 - 6/1/17	$6,100
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.34% 2/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$4,600

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$274
Total	$274

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Treasury Money Market Fund

January 31, 2018

UST-QTLY-0318
1.813078.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 39.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 39.7%
U.S. Treasury Bills
2/8/18 to 8/2/18	1.13 to 1.64%	$2,726,527	$2,715,007
U.S. Treasury Bonds
2/15/18	1.35	111,000	110,942
U.S. Treasury Notes
2/15/18 to 10/31/19	1.11 to 1.68 (b)	2,555,020	2,554,962
TOTAL U.S. TREASURY DEBT
(Cost $5,380,911)			5,380,911

U.S. Treasury Repurchase Agreement - 60.9%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
1.35% dated 1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations)#	$1,218,010	$1,217,964
1.35% dated 1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations)#	51,119	51,117
With:
Barclays Capital, Inc. at 1.35%, dated 1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $363,783,129, 0.00% - 9.13%, 2/8/18 - 11/15/47)	356,013	356,000
BMO Harris Bank NA at:
1.19%, dated 11/6/17 due 2/6/18 (Collateralized by U.S. Treasury Obligations valued at $17,639,966, 1.38% - 3.88%, 5/15/18 - 2/15/45)	17,052	17,000
1.25%, dated:
11/14/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,438,209, 1.38% - 3.88%, 5/15/18 - 5/15/27)	17,054	17,000
11/15/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,425,680, 1.38% - 3.88%, 5/15/18 - 11/15/26)	17,051	17,000
1.26%, dated 11/17/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $8,221,517, 2.63% - 3.88%, 5/15/18 - 5/15/21)	8,023	8,000
1.27%, dated 11/17/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $8,231,169, 2.13% - 3.88%, 5/15/18 - 2/29/24)	8,025	8,000
1.3%, dated 11/27/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,532,801, 1.38% - 3.88%, 5/15/18 - 11/15/44)	17,049	17,000
1.31%, dated:
11/27/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $10,239,716, 0.88% - 7.88%, 3/15/18 - 11/15/46)	10,032	10,000
1/9/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,470,584, 1.50% - 3.88%, 5/15/18 - 8/15/26)	18,020	18,000
1.36%, dated 1/16/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,363,725, 1.13% - 3.88%, 5/31/18 - 5/15/44)	17,037	17,000
1.38%, dated 1/16/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,216,074, 2.00%, 11/15/21)	9,020	9,000
1.42%, dated 1/16/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,264,000, 2.13%, 8/15/21)	9,026	9,000
1.45%, dated:
1/16/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,529,742, 1.38%, 2/28/19)	18,062	18,000
1/29/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $36,127,670, 3.88%, 5/15/18)	35,104	35,000
1.46%, dated 1/22/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,536,872, 2.13%, 8/15/21)	17,063	17,000
BNP Paribas, S.A. at:
1.29%, dated 11/28/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,380,476, 0.00% - 7.63%, 3/1/18 - 11/15/46)	17,044	17,000
1.31%, dated:
11/30/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $52,376,916, 0.00% - 8.75%, 2/8/18 - 5/15/46)	51,158	51,000
12/1/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,379,802, 0.00% - 9.13%, 2/8/18 - 2/15/45)	17,056	17,000
1.34%, dated:
12/15/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $34,741,964, 0.88% - 8.75%, 7/31/18 - 2/15/45)	34,114	34,000
12/18/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,369,145, 1.14% - 8.75%, 4/30/19 - 8/15/46)	17,058	17,000
1/2/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $35,739,921, 0.00% - 8.75%, 2/8/18 - 8/15/47)	35,039	35,000
1/9/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $45,190,251, 0.00% - 4.50%, 3/1/18 - 2/15/45)	44,102	44,000
1/10/18 due 2/7/18
(Collateralized by U.S. Treasury Obligations valued at $35,854,197, 0.00% - 8.13%, 3/1/18 - 8/15/47)	35,081	35,000
(Collateralized by U.S. Treasury Obligations valued at $35,729,291, 0.00% - 8.75%, 2/8/18 - 11/15/42)	35,082	35,000
1/30/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $18,361,779, 0.00% - 4.50%, 3/1/18 - 8/15/47)	18,020	18,000
1.35%, dated:
1/4/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $53,095,727, 0.00% - 2.75%, 7/12/18 - 8/15/47)	52,117	52,000
1/8/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $53,087,832, 0.00% - 8.75%, 3/1/18 - 5/15/42)	52,117	52,000
1/31/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $26,521,001, 0.00% - 5.25%, 3/1/18 - 11/15/28)	26,033	26,000
1.36%, dated:
1/11/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,728,367, 0.00% - 7.13%, 5/24/18 - 5/15/43)	35,083	35,000
1/18/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,391,066, 1.00% - 7.50%, 6/30/19 - 8/15/42)	17,037	17,000
1/22/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,346,587, 0.00% - 8.75%, 2/8/18 - 2/15/45)	17,038	17,000
1.38%, dated 1/24/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,345,498, 0.00% - 7.50%, 3/1/18 - 8/15/47)(b)(c)(d)	17,059	17,000
1.39%, dated:
1/25/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $26,527,169, 0.00% - 9.13%, 3/15/18 - 2/15/36)(b)(c)(d)	26,090	26,000
1/29/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,704,218, 0.00% - 4.38%, 2/8/18 - 2/15/46)	35,080	35,000
1.4%, dated 1/30/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,702,815, 0.00% - 4.50%, 3/1/18 - 8/15/47)	35,084	35,000
1.41%, dated 1/24/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $17,512,626, 0.00% - 7.13%, 2/8/18 - 5/15/45)(b)(c)(d)	17,060	17,000
1.45%, dated 1/12/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,728,784, 0.00% - 8.75%, 3/1/18 - 2/15/42)	35,127	35,000
1.47%, dated 1/23/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,713,177, 0.00% - 8.75%, 2/8/18 - 5/15/43)	35,129	35,000
Commerz Markets LLC at:
1.39%, dated 1/30/18 due 2/6/18 (Collateralized by U.S. Treasury Obligations valued at $26,522,117, 1.13% - 2.25%, 6/15/18 - 11/15/24)	26,007	26,000
1.4%, dated:
1/25/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $26,527,313, 1.13% - 2.25%, 1/31/19 - 2/15/25)	26,007	26,000
1/26/18 due 2/2/18 (Collateralized by U.S. Treasury Obligations valued at $26,526,224, 1.25% - 2.00%, 3/31/19 - 2/15/25)	26,007	26,000
1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $169,326,669, 0.63% - 3.75%, 6/15/18 - 5/15/26)	166,006	166,000
1.43%, dated 1/31/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $26,521,057, 1.25% - 3.75%, 11/15/18 - 6/30/19)	26,007	26,000
Credit AG at 1.34%, dated 1/31/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,340,742, 2.00%, 10/31/21)	17,004	17,000
Deutsche Bank AG at:
1.34%, dated 1/25/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $52,219,203, 0.75% - 8.75%, 3/31/19 - 8/15/45)	51,013	51,000
1.36%, dated 1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $79,603,454, 0.63% - 9.13%, 5/15/18 - 5/15/46)	78,003	78,000
Deutsche Bank Securities, Inc. at 1.34%, dated:
1/25/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $39,790,421, 1.63%, 8/31/22)	39,010	39,000
1/30/18 due:
2/5/18 (Collateralized by U.S. Treasury Obligations valued at $52,023,955, 2.25%, 8/15/27)	51,011	51,000
2/6/18 (Collateralized by U.S. Treasury Obligations valued at $52,023,955, 2.25%, 8/15/27)	51,013	51,000
DNB Bank ASA at 1.35%, dated 1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $851,471,451, 1.25% - 2.50%, 8/31/18 - 11/15/24)	837,031	837,000
Goldman Sachs & Co. at 1.32%, dated 1/26/18 due 2/2/18 (Collateralized by U.S. Treasury Obligations valued at $22,444,937, 0.75% - 8.75%, 4/15/18 - 8/31/20)	22,006	22,000
HSBC Securities, Inc. at:
1.31%, dated 1/25/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $157,250,427, 0.88% - 3.00%, 7/15/18 - 5/15/45)	154,039	154,000
1.36%, dated 1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $239,974,362, 1.88%, 3/31/22)	232,009	232,000
Lloyds Bank PLC at:
1.32%, dated 11/16/17 due 2/14/18 (Collateralized by U.S. Treasury Obligations valued at $13,296,378, 1.63% - 7.63%, 7/31/21 - 11/15/27)	13,043	13,000
1.35%, dated 11/22/17 due 2/20/18 (Collateralized by U.S. Treasury Obligations valued at $17,415,311, 2.13% - 7.63%, 12/31/21 - 11/15/27)	17,057	17,000
1.37%, dated 11/29/17 due 2/27/18 (Collateralized by U.S. Treasury Obligations valued at $34,868,313, 1.25% - 6.75%, 3/31/19 - 8/15/26)	34,116	34,000
1.41%, dated:
12/14/17 due 3/21/18 (Collateralized by U.S. Treasury Obligations valued at $35,445,326, 6.00% - 7.63%, 2/15/25 - 11/15/27)	34,129	34,000
12/15/17 due 3/15/18 (Collateralized by U.S. Treasury Obligations valued at $35,051,855, 1.63% - 7.63%, 8/15/21 - 11/15/27)	34,120	34,000
1.5%, dated:
1/24/18 due 4/24/18 (Collateralized by U.S. Treasury Obligations valued at $17,418,151, 1.13%, 2/28/19)	17,064	17,000
1/26/18 due 4/26/18 (Collateralized by U.S. Treasury Obligations valued at $9,209,483, 0.75%, 2/15/19)	9,034	9,000
1.52%, dated 1/29/18 due 5/2/18 (Collateralized by U.S. Treasury Obligations valued at $9,186,326, 2.13% - 6.13%, 12/31/21 - 11/15/27)	9,035	9,000
Mizuho Securities U.S.A., Inc. at 1.36%, dated 1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $35,734,519, 1.63%, 6/30/19)	35,001	35,000
MUFG Securities (Canada), Ltd. at 1.35%, dated 1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $73,122,209, 2.50% - 8.50%, 2/15/20 - 2/15/47)	71,003	71,000
MUFG Securities EMEA PLC at:
1.3%, dated 1/16/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,422,252, 2.63%, 11/15/20)	17,019	17,000
1.31%, dated 11/28/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $5,141,930, 1.13% - 1.50%, 2/28/19 - 8/15/26)	5,015	5,000
1.32%, dated:
1/25/18 due 2/2/18 (Collateralized by U.S. Treasury Obligations valued at $12,361,057, 3.00%, 11/15/45)	12,004	12,000
1/30/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $7,203,363, 2.38%, 8/15/24)	7,003	7,000
2/2/18 due 2/7/18(e)	9,002	9,000
1.33%, dated:
1/16/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $25,620,418, 2.63%, 11/15/20)	25,029	25,000
1/19/18 due 2/5/18 (Collateralized by U.S. Treasury Obligations valued at $30,873,632, 1.13% - 3.00%, 2/28/19 - 5/15/45)	30,019	30,000
1/22/18 due 2/5/18 (Collateralized by U.S. Treasury Obligations valued at $9,201,484, 1.50%, 5/31/20)	9,005	9,000
1/25/18 due 2/7/18
(Collateralized by U.S. Treasury Obligations valued at $3,073,996, 2.13%, 11/30/24)	3,002	3,000
(Collateralized by U.S. Treasury Obligations valued at $3,082,366, 1.63%, 8/31/22)	3,003	3,000
1/30/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $23,570,621, 2.63%, 11/15/20)	23,014	23,000
2/5/18 due 2/7/18(e)	10,003	10,000
1.34%, dated 2/5/18 due 2/7/18(e)	8,005	8,000
1.35%, dated 2/5/18 due 2/7/18(e)	7,008	7,000
1.36%, dated 1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $11,435,309, 2.00%, 2/15/25)	11,000	11,000
1.39%, dated 2/2/18 due 2/7/18(e)	6,013	6,000
Natixis SA at:
1.32%, dated 1/23/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $35,711,904, 0.00% - 3.63%, 3/31/18 - 11/15/42)	35,040	35,000
1.33%, dated 1/18/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $1,095,884,466, 0.00% - 8.75%, 4/26/18 - 2/15/47)	1,073,149	1,072,000
Nomura Securities International, Inc. at:
1.31%, dated 1/30/18 due 2/6/18 (Collateralized by U.S. Treasury Obligations valued at $202,106,836, 0.00% - 8.00%, 5/15/18 - 5/15/44)	198,050	198,000
1.36%, dated 1/31/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $263,318,934, 0.00% - 9.00%, 2/15/18 - 5/15/47)	258,068	258,000
Norinchukin Bank at:
1.3%, dated 11/6/17 due 2/2/18 (Collateralized by U.S. Treasury Obligations valued at $8,186,016, 2.00%, 11/15/26)	8,025	8,000
1.32%, dated 11/9/17 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $8,186,016, 2.00%, 11/15/26)	8,026	8,000
1.33%, dated 11/15/17 due 2/13/18 (Collateralized by U.S. Treasury Obligations valued at $8,186,016, 2.00%, 11/15/26)	8,027	8,000
1.35%, dated:
11/21/17 due 2/21/18 (Collateralized by U.S. Treasury Obligations valued at $17,386,396, 2.00%, 11/15/26)	17,059	17,000
11/22/17 due 2/22/18 (Collateralized by U.S. Treasury Obligations valued at $17,386,396, 2.00%, 11/15/26)	17,059	17,000
1.37%, dated 12/1/17 due 3/1/18 (Collateralized by U.S. Treasury Obligations valued at $8,181,276, 2.00%, 11/15/26)	8,027	8,000
1.38%, dated 12/7/17 due 3/2/18 (Collateralized by U.S. Treasury Obligations valued at $17,376,916, 2.00%, 11/15/26)	17,055	17,000
1.41%, dated 12/14/17 due 3/14/18 (Collateralized by U.S. Treasury Obligations valued at $10,219,484, 2.00%, 11/15/26)	10,035	10,000
1.48%, dated 1/26/18 due 4/5/18 (Collateralized by U.S. Treasury Obligations valued at $9,186,160, 2.00%, 11/15/26)	9,026	9,000
RBC Dominion Securities at:
1.29%, dated 12/7/17 due 2/6/18 (Collateralized by U.S. Treasury Obligations valued at $8,176,508, 1.25% - 3.00%, 3/31/19 - 5/15/45)	8,017	8,000
1.32%, dated:
1/9/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $147,408,242, 1.63% - 3.63%, 5/31/24 - 8/15/45)	143,309	143,000
1/22/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $10,203,827, 1.25% - 3.00%, 3/31/19 - 8/15/45)	10,011	10,000
1/23/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $17,345,877, 1.25% - 3.00%, 3/31/19 - 8/15/45)	17,019	17,000
1.33%, dated 1/24/18 due 2/7/18
(Collateralized by U.S. Treasury Obligations valued at $17,345,466, 1.13% - 3.00%, 9/30/19 - 8/15/45)	17,018	17,000
(Collateralized by U.S. Treasury Obligations valued at $9,182,964, 1.13% - 3.00%, 9/30/19 - 8/15/45)	9,011	9,000
1.35%, dated 1/31/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $9,180,414, 1.25% - 1.75%, 10/31/18 - 8/15/26)	9,010	9,000
1.5%, dated 2/1/18 due 2/7/18(e)	26,099	26,000
RBC Financial Group at:
1.34%, dated 1/16/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $44,906,795, 1.50% - 2.38%, 10/31/19 - 11/15/27)	44,049	44,000
1.38%, dated 1/19/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $30,836,383, 1.88% - 2.75%, 1/31/22 - 5/15/46)	30,069	30,000
RBS Securities, Inc. at:
1.35%, dated 1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $36,831,023, 0.88% - 3.00%, 3/31/18 - 2/15/47)	36,001	36,000
1.36%, dated 1/31/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $13,262,388, 0.88% - 1.25%, 3/31/18 - 8/31/19)	13,003	13,000
Societe Generale at 1.4%, dated:
1/3/18 due 3/5/18 (Collateralized by U.S. Treasury Obligations valued at $34,719,135, 0.75% - 1.88%, 6/30/18 - 7/31/22)	34,081	34,000
1/10/18 due 3/13/18 (Collateralized by U.S. Treasury Obligations valued at $158,308,871, 0.00% - 4.25%, 6/21/18 - 5/15/45)	155,374	155,000
1/22/18 due 3/22/18 (Collateralized by U.S. Treasury Obligations valued at $34,967,873, 0.00% - 8.88%, 5/15/18 - 11/15/45)	34,078	34,000
Sumitomo Mitsui Banking Corp. at 1.35%, dated 1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $726,267,259, 1.38% - 3.63%, 2/15/20 - 5/15/25)	712,027	712,000
Sumitomo Mitsui Trust Bank Ltd. at 1.41%, dated 1/25/18 due 2/7/18 (Collateralized by U.S. Treasury Obligations valued at $5,106,132, 2.00%, 1/15/21 - 10/31/22)	5,008	5,000
TD Securities (U.S.A.) at 1.35%, dated 1/31/18 due 2/1/18 (Collateralized by U.S. Treasury Obligations valued at $509,825,560, 1.38% - 3.75%, 9/30/19 - 8/15/41)	499,019	499,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $8,270,081)		8,270,081
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $13,650,992)		13,650,992
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(82,840)
NET ASSETS - 100%		$13,568,152

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$1,217,964,000 due 2/01/18 at 1.35%
Credit Agricole CIB New York Branch	$1,217,964
$1,217,964
$51,117,000 due 2/01/18 at 1.35%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,593
Wells Fargo Securities LLC	47,524
$51,117

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2018